Share Option and Warrant Reserves	12 Months Ended
Dec. 31, 2019
Notes To Financial Statements [Abstract]
Share Option and Warrant Reserves
(a)	Share-based payments

The Company maintains a Rolling Share Option Plan providing for the issuance of share options up to 10% of the Company’s issued and outstanding common shares at the time of the grant. The Company may grant share options from time to time to its directors, officers, employees and other service providers. The share options vest as to 25% on the date of the grant and 12½% every three months thereafter for a total vesting period of 18 months.

The continuity of the number of share options issued and outstanding is as follows:

	Number of share options	Weighted average exercise price
Outstanding, December 31, 2017	4,810,000	$1.97
Granted	1,775,000	1.42
Exercised	(220,000)	0.91
Expired	(103,750)	2.35
Forfeited	(56,250)	1.60
Outstanding, December 31, 2018	6,205,000	$1.85
Granted	3,295,000	1.91
Exercised	(926,250)	0.62
Expired	(230,000)	2.33
Forfeited	(51,250)	1.89
Outstanding, December 31, 2019	8,292,500	$2.00

As at December 31, 2019, the number of share options outstanding and exercisable was:

	Outstanding			Exercisable
Expiry date	Number of options	Exercise price	Remaining contractual life (years)	Number of options	Exercise price	Remaining contractual life (years)
Aug 17, 2020	915,000	$1.30	0.63	915,000	$1.30	0.63
June 20, 2021	2,085,000	2.63	1.47	2,085,000	2.63	1.47
Jan 10, 2022	440,000	3.22	2.03	440,000	3.22	2.03
June 20, 2023	726,875	1.42	3.47	726,875	1.42	3.47
June 26, 2023	900,000	1.42	3.49	900,000	1.42	3.49
Feb 7, 2024	200,625	1.36	4.11	121,875	1.36	4.11
Apr 9, 2024	2,785,000	1.96	4.28	1,407,500	1.96	4.28
Aug 21, 2024	70,000	1.82	4.64	26,250	1.82	4.64
Nov 20, 2024	170,000	1.82	4.89	42,500	1.82	4.89
	8,292,500	$2.00	2.91	6,665,000	$2.02	2.56

The Company uses the fair value method of accounting for all share-based payments to directors, officers, employees and other service providers. During the year ended December 31, 2019 and 2018 the Company recognized share-based compensation expense as follows:

	Years ended December 31,
	2019	2018

Recognized in net loss:
Included in exploration and evaluation costs	$1,118	$363
Included in fees, salaries and other employee benefits	2,212	654
Included in project investigation costs	70	42
	$3,400	$1,059

During the year ended December 31, 2019, the Company granted 3,295,000 share options to directors, officers, employees and other service providers. The weighted average fair value per option of these share options was calculated as $1.14 using the Black-Scholes option valuation model at the grant date.

During the year ended December 31, 2018, the Company granted 1,775,000 share options to directors, officers, employees and others providing similar services. The weighted average fair value per option of these share options was calculated as $0.75 using the Black-Scholes option valuation model at the grant date.

The fair value of the share-based options granted during the years ended December 31, 2019 and 2018 were estimated using the Black-Scholes option valuation model with the following weighted average assumptions:

	Years ended December 31,
	2019	2018
Risk-free interest rate	1.59%	1.97%
Expected dividend yield	Nil	Nil
Share price volatility	62%	67%
Expected forfeiture rate	0%	0%
Expected life in years	4.33	4.36

The risk-free interest rate assumption is based on the Government of Canada benchmark bond yields and treasury bills with a remaining term that approximates the expected life of the share-based options. The expected volatility assumption is based on the historical and implied volatility of the Company’s common shares. The expected forfeiture rate and the expected life in years are based on historical trends.

(b)	Share purchase warrants

On September 12, 2019, the Company issued 500,000 bonus warrants in connection with the Bridge Loan (note 10). The warrants have a term of three years from the date of issue and each warrant is exercisable into one common share of the Company at a price of $2.00 per common share but cannot be exercised until after the Maturity Date. As the Bridge Loan was identified as a compound instrument with debt and equity components, the fair value of the share purchase warrants was determined as the residual value net of deferred taxes after the fair value of the debt component was determined (note 10).

The continuity of the number of share purchase warrants is as follows:

	Warrants outstanding	Exercise price
Outstanding, December 31, 2017	27,716	$1.40
Expired	(12,716)	1.40
Exercised	(15,000)	1.40
Outstanding, December 31, 2018	-	$-
Issued	500,000	2.00
Outstanding, December 31, 2019	500,000	$2.00